Schedule of Investments(a)
November 30, 2022
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–99.59%
Advertising–0.63%
Trade Desk, Inc. (The), Class A(b)	484,510	$25,262,351
Aerospace & Defense–1.32%
Northrop Grumman Corp.	99,788	53,215,942
Agricultural & Farm Machinery–0.98%
Deere & Co.	89,391	39,421,431
Apparel Retail–0.49%
TJX Cos., Inc. (The)	248,430	19,886,821
Apparel, Accessories & Luxury Goods–1.04%
lululemon athletica, inc.(b)	109,970	41,822,691
Application Software–5.44%
Bill.com Holdings, Inc.(b)	137,320	16,536,074
Intuit, Inc.	75,133	30,623,460
Paycom Software, Inc.(b)	118,495	40,181,655
Roper Technologies, Inc.	119,575	52,480,272
Synopsys, Inc.(b)	232,599	78,976,664
		218,798,125
Automobile Manufacturers–1.28%
Tesla, Inc.(b)	263,898	51,380,941
Automotive Retail–1.50%
AutoZone, Inc.(b)	23,418	60,395,022
Biotechnology–2.90%
AbbVie, Inc.	374,681	60,391,084
Alnylam Pharmaceuticals, Inc.(b)	76,653	16,908,885
Vertex Pharmaceuticals, Inc.(b)	124,051	39,249,736
		116,549,705
Building Products–0.61%
Trane Technologies PLC	137,643	24,558,264
Communications Equipment–1.40%
Motorola Solutions, Inc.	206,344	56,166,837
Construction & Engineering–1.37%
Quanta Services, Inc.	366,756	54,969,389
Data Processing & Outsourced Services–5.01%
Fiserv, Inc.(b)	191,957	20,032,633
Mastercard, Inc., Class A	359,221	128,026,364
Visa, Inc., Class A(c)	247,619	53,733,323
		201,792,320
Distributors–0.53%
Genuine Parts Co.	115,787	21,227,231
Electrical Components & Equipment–0.76%
Hubbell, Inc.	119,680	30,405,901
Environmental & Facilities Services–1.61%
Waste Connections, Inc.	449,478	64,949,571
Shares		Value
Fertilizers & Agricultural Chemicals–0.51%
CF Industries Holdings, Inc.	188,127	$20,353,460
Financial Exchanges & Data–0.74%
S&P Global, Inc.	84,545	29,827,476
General Merchandise Stores–1.16%
Dollar General Corp.	183,297	46,865,377
Health Care Distributors–0.86%
AmerisourceBergen Corp.	203,940	34,810,519
Health Care Equipment–2.33%
DexCom, Inc.(b)	412,809	48,001,430
Insulet Corp.(b)(c)	31,373	9,392,135
Intuitive Surgical, Inc.(b)	134,136	36,269,033
		93,662,598
Hotels, Resorts & Cruise Lines–0.86%
Marriott International, Inc., Class A	209,344	34,615,030
Hypermarkets & Super Centers–1.40%
Costco Wholesale Corp.	104,739	56,480,506
Industrial Gases–0.61%
Linde PLC (United Kingdom)	72,574	24,419,699
Interactive Media & Services–4.33%
Alphabet, Inc., Class C(b)	1,514,678	153,664,083
Pinterest, Inc., Class A(b)	810,221	20,595,818
		174,259,901
Internet & Direct Marketing Retail–3.67%
Amazon.com, Inc.(b)	1,530,949	147,797,816
Investment Banking & Brokerage–0.49%
Goldman Sachs Group, Inc. (The)	51,331	19,821,466
IT Consulting & Other Services–2.18%
Amdocs Ltd.	352,472	31,320,662
Gartner, Inc.(b)	161,310	56,518,185
		87,838,847
Life Sciences Tools & Services–2.40%
Danaher Corp.	224,866	61,480,613
Thermo Fisher Scientific, Inc.	62,457	34,989,661
		96,470,274
Managed Health Care–7.30%
Elevance Health, Inc.	186,047	99,148,167
Humana, Inc.	33,781	18,576,172
UnitedHealth Group, Inc.	321,192	175,936,130
		293,660,469
Movies & Entertainment–0.68%
Netflix, Inc.(b)	88,989	27,188,809
Oil & Gas Equipment & Services–0.47%
Schlumberger Ltd.	367,818	18,961,018

See accompanying notes which are an integral part of this schedule.
Invesco Capital Appreciation Fund

Shares		Value
Oil & Gas Exploration & Production–0.89%
Diamondback Energy, Inc.	59,299	$8,777,438
Pioneer Natural Resources Co.	114,130	26,933,539
		35,710,977
Oil & Gas Storage & Transportation–1.91%
Cheniere Energy, Inc.	437,717	76,758,053
Packaged Foods & Meats–1.34%
Hershey Co. (The)	229,864	54,057,117
Pharmaceuticals–2.73%
Eli Lilly and Co.	296,079	109,868,995
Property & Casualty Insurance–2.19%
Chubb Ltd.	193,882	42,574,549
Progressive Corp. (The)	344,662	45,547,083
		88,121,632
Research & Consulting Services–0.71%
CoStar Group, Inc.(b)	352,747	28,586,617
Restaurants–1.97%
Chipotle Mexican Grill, Inc.(b)	23,766	38,666,332
McDonald’s Corp.	148,727	40,571,238
		79,237,570
Semiconductor Equipment–1.22%
Enphase Energy, Inc.(b)	153,266	49,135,547
Semiconductors–5.33%
Advanced Micro Devices, Inc.(b)	529,302	41,089,714
First Solar, Inc.(b)	178,079	30,723,970
GLOBALFOUNDRIES, Inc.(b)(c)	297,084	19,117,355
Monolithic Power Systems, Inc.	145,650	55,632,474
NVIDIA Corp.	401,882	68,010,491
		214,574,004
Soft Drinks–3.01%
Monster Beverage Corp.(b)	579,775	59,635,657
PepsiCo, Inc.	331,508	61,498,049
		121,133,706
Specialized REITs–1.09%
SBA Communications Corp., Class A	146,957	43,984,230
Specialty Chemicals–1.14%
Albemarle Corp.	165,503	46,008,179
Shares		Value
Systems Software–10.84%
Crowdstrike Holdings, Inc., Class A(b)(c)	183,170	$21,549,950
Microsoft Corp.	1,288,057	328,634,862
Palo Alto Networks, Inc.(b)	321,852	54,682,655
ServiceNow, Inc.(b)	74,873	31,169,630
		436,037,097
Technology Hardware, Storage & Peripherals–6.17%
Apple, Inc.	1,677,167	248,271,031
Trucking–0.49%
Uber Technologies, Inc.(b)	683,379	19,913,664
Wireless Telecommunication Services–1.70%
T-Mobile US, Inc.(b)	451,208	68,339,964
Total Common Stocks & Other Equity Interests (Cost $3,066,967,284)		4,007,574,190
Money Market Funds–0.14%
Invesco Government & Agency Portfolio, Institutional Class, 3.73%(d)(e)	1,966,427	1,966,427
Invesco Liquid Assets Portfolio, Institutional Class, 3.95%(d)(e)	1,394,929	1,395,347
Invesco Treasury Portfolio, Institutional Class, 3.76%(d)(e)	2,247,345	2,247,345
Total Money Market Funds (Cost $5,608,535)		5,609,119
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.73% (Cost $3,072,575,819)		4,013,183,309
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–2.09%
Invesco Private Government Fund, 3.83%(d)(e)(f)	23,574,023	23,574,023
Invesco Private Prime Fund, 4.15%(d)(e)(f)	60,600,151	60,612,270
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $84,181,503)		84,186,293
TOTAL INVESTMENTS IN SECURITIES–101.82% (Cost $3,156,757,322)		4,097,369,602
OTHER ASSETS LESS LIABILITIES—(1.82)%		(73,202,993)
NET ASSETS–100.00%		$4,024,166,609
Investment Abbreviations:
REIT	– Real Estate Investment Trust
See accompanying notes which are an integral part of this schedule.
Invesco Capital Appreciation Fund

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at November 30, 2022.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2022.

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value November 30, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$5,004,019	$100,834,583	$(103,872,175)	$-	$-	$1,966,427	$199,192
Invesco Liquid Assets Portfolio, Institutional Class	3,562,398	72,024,703	(74,194,412)	(828)	3,486	1,395,347	143,361
Invesco Treasury Portfolio, Institutional Class	5,718,878	115,239,524	(118,711,057)	-	-	2,247,345	226,318
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	46,053,462	114,407,285	(136,886,724)	-	-	23,574,023	221,124*
Invesco Private Prime Fund	118,423,189	285,725,778	(343,538,966)	532	1,737	60,612,270	596,137*
Total	$178,761,946	$688,231,873	$(777,203,334)	$(296)	$5,223	$89,795,412	$1,386,132

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of November 30, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Capital Appreciation Fund

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$4,007,574,190	$—	$—	$4,007,574,190
Money Market Funds	5,609,119	84,186,293	—	89,795,412
Total Investments	$4,013,183,309	$84,186,293	$—	$4,097,369,602
Invesco Capital Appreciation Fund